Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Employer contributions	$ (519)	$ (396)	$ (418)
Pension plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,270)	(233)
Excess (deficit) of fair value of assets over benefit obligation at end of year	1,808	1,268	231
Effect of asset limitation and minimum funding requirement	(134)	(2)	(2)
End of year	(1,942)	(1,270)	(233)
Pension plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	9,707	8,268	8,842
Current service cost	369	291	334
Interest cost on benefit obligation	290	331	309
Employee contributions	26	25	22
Benefits paid	(467)	(770)	(1,012)
Past service cost		7	5
Business acquisition		(4)	264
Settlements	(115)	(2)	(2)
Foreign exchange	8	(29)	1
Actuarial loss (gain) on benefit obligation	531	1,590	(495)
End of year	10,349	9,707	8,268
Pension plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	8,439	8,037	8,329
Interest cost on benefit obligation	268	331	305
Actual return on assets (net of administrative expenses)	46	634	(166)
Employer contributions	376	249	316
Employee contributions	26	25	22
Benefits paid	(467)	(770)	(1,012)
Administrative expenses	(14)	(17)	(14)
Business acquisition			251
Settlements	(105)	(2)	(2)
Foreign exchange	(28)	(48)	8
End of year	8,541	8,439	8,037
Pension plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,270)	(233)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,808)	(1,268)	(231)
Effect of asset limitation and minimum funding requirement	(134)	(2)	(2)
End of year	(1,942)	(1,270)	(233)
Pension plans [member] | Funded Status [Member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Beginning of year	422	360
End of year	260	422	360
Pension plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,692)	(593)
End of year	(2,202)	(1,692)	(593)
Pension plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	369	291	334
Interest cost on benefit obligation	22		7
Administrative expenses	17	14	12
Past service cost		7	5
Amount of settlement (gain) loss recognized	(10)
Benefit expense (income) recorded in the Consolidated Statement of Income	398	312	358
Defined contribution benefit expense	89	66	41
Pension plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	624	956	(369)
(Return) on plan assets in excess of interest income on fair value of assets	(46)	(634)	166
Actuarial loss (gain) on benefit obligation	531	1,590	(495)
Change in the asset limitation	139		(40)
Total benefit cost	1,111	1,334	30
Pension plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	300	948	125
Actuarial (gains) and losses from changes in demographic assumptions	(65)	(5)	(148)
Actuarial (gains) and losses from changes in financial assumptions	524	1,496	(548)
Actuarial (gains) and losses from changes in experience	72	99	201
In Scotiabank securities (stock, bonds)	293	392	377
In property occupied by Scotiabank	4	4	4
Pension plans [member] | Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
Beginning of year	2	2	39
Interest cost on benefit obligation			3
Remeasurement of other long-term benefits	139		(40)
Foreign exchange	(7)
End of year	134	2	2
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,264)	(1,134)
Excess (deficit) of fair value of assets over benefit obligation at end of year	1,262	1,264	1,134
Employer contributions	(53)	(78)	(61)
End of year	(1,262)	(1,264)	(1,134)
Other benefit plans [member] | Change in Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Beginning of year	1,457	1,374	1,658
Current service cost	28	26	30
Interest cost on benefit obligation	62	72	70
Benefits paid	(75)	(96)	(90)
Past service cost	(7)	(9)	(196)
Business acquisition	(6)	1	6
Settlements		(45)
Foreign exchange	(22)	14	(8)
Actuarial loss (gain) on benefit obligation	(17)	120	(96)
End of year	1,420	1,457	1,374
Other benefit plans [member] | Changes in Fair Value [member]
Disclosure of defined benefit plans [line items]
Beginning of year	193	240	266
Interest cost on benefit obligation	15	23	20
Actual return on assets (net of administrative expenses)	(13)	(16)	(11)
Employer contributions	53	78	61
Benefits paid	(75)	(96)	(90)
Settlements		(46)
Foreign exchange	(15)	10	(6)
End of year	158	193	240
Other benefit plans [member] | Funded Status [Member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,264)	(1,134)
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,262)	(1,264)	(1,134)
End of year	(1,262)	(1,264)	(1,134)
Other benefit plans [member] | Funded Status [Member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Beginning of year	(1,264)	(1,134)
End of year	(1,262)	(1,264)	(1,134)
Other benefit plans [member] | Annual Benefit Expense [member]
Disclosure of defined benefit plans [line items]
Current service cost	28	26	30
Interest cost on benefit obligation	47	49	50
Past service cost	(7)	(9)	(196)
Amount of settlement (gain) loss recognized		1
Remeasurement of other long-term benefits		(5)	(10)
Benefit expense (income) recorded in the Consolidated Statement of Income	68	62	(126)
Defined contribution benefit expense	1	3
Other benefit plans [member] | Remeasurements [member]
Disclosure of defined benefit plans [line items]
Remeasurement of other long-term benefits	(4)	141	(75)
(Return) on plan assets in excess of interest income on fair value of assets	13	17	11
Actuarial loss (gain) on benefit obligation	(17)	124	(86)
Total benefit cost	65	206	(201)
Other benefit plans [member] | Additional Details [member]
Disclosure of defined benefit plans [line items]
Actual return on assets (net of administrative expenses)	2	7	9
Actuarial (gains) and losses from changes in demographic assumptions	(53)	(35)	(23)
Actuarial (gains) and losses from changes in financial assumptions	49	150	(92)
Actuarial (gains) and losses from changes in experience	(13)	$ 5	19
In Scotiabank securities (stock, bonds)	$ 21		$ 3